FINANCIAL INSTRUMENTS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Revenue Risk Management Instruments [Member] | Put Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	105.0
Derivative, Average rate	0.9082
Revenue Risk Management Instruments [Member] | Call Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	105.0
Derivative, Average rate	0.8562
Cost Risk Management Instruments [Member] | Put Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	0.2
Derivative, Average rate	4.85
Cost Risk Management Instruments [Member] | Call Option [Member]
Derivative [Line Items]
Derivative, Notional Amount	0.2
Derivative, Average rate	3.55